Note 37 - Interest Income and Expense (Tables)	12 Months Ended
Dec. 31, 2017
Interest Income And Expense
Interest Income Break Down By Origin
Interest Income. Breakdown by Origin (Millions of euros)
	Notes	2017	2016	2015
Central Banks		406	229	140
Loans and advances to credit institutions		410	217	260
Loans and advances to customers		22,699	21,608	19,200
Debt securities		3,809	4,128	3,792
Held for trading		1,263	1,014	981
Other portfolios		2,546	3,114	2,810
Adjustments of income as a result of hedging transactions		427	(385)	(382)
Cash flow hedges (effective portion)		15	12	47
Fair value hedges		412	(397)	(429)
Insurance activity		1,058	1,219	1,152
Other income		487	692	621
Total	55.2	29,296	27,708	24,783

Interest Expenses Break Down By Origin
Interest Expenses. Breakdown by Origin (Millions of euros)
	2017	2016	2015
Central banks	123	192	138
Deposits from credit institutions	1,880	1,367	1,186
Customers deposits	5,814	5,766	4,340
Debt securities issued	1,930	2,323	2,548
Adjustments of expenses as a result of hedging transactions	665	(574)	(859)
Cash flow hedges (effective portion)	38	42	(16)
Fair value hedges	627	(616)	(844)
Cost attributable to pension funds	125	96	108
Insurance activity	682	846	816
Other expenses	316	634	484
Total	11,537	10,648	8,761

Assets - Average return on investments and average borrowing cost
Assets (Millions of euros)
		2017			2016			2015
	Average Balances	Interest income	Average Interest Rates (%)	Average Balances	Interest income	Average Interest Rates (%)	Average Balances	Interest income	Average Interest Rates (%)
Cash and balances with central banks and other demand deposits	33,917	83	0.25	26,209	10	0.04	23,542	2	0.01
Securities portfolio and derivatives	177,164	4,724	2.67	202,388	5,072	2.51	211,589	4,673	2.21
Loans and advances to central banks	10,945	258	2.36	15,326	229	1.50	12,004	140	1.17
Loans and advances to credit institutions	26,420	485	1.83	28,078	218	0.78	27,171	270	0.99
Loans and advances to customers	407,153	23,261	5.71	410,895	21,853	5.32	382,125	19,471	5.10
Euros	196,893	3,449	1.75	201,967	3,750	1.86	196,987	4,301	2.18
Foreign currency	210,261	19,812	9.42	208,928	18,104	8.67	185,139	15,170	8.19
Other assets	48,872	485	0.99	52,748	325	0.62	49,128	226	0.46
Total	704,471	29,296	4.16	735,645	27,708	3.77	705,559	24,783	3.51

Liabilities - Average return on investments and average borrowing cost
Liabilities (Millions of euros)
		2017			2016			2015
	Average Balances	Interest expenses	Average Interest Rates (%)	Average Balances	Interest expenses	Average Interest Rates (%)	Average Balances	Interest expenses	Average Interest Rates (%)
Deposits from central banks and credit institutions	90,619	2,212	2.44	101,975	1,866	1.83	99,289	1,559	1.57
Customer deposits	392,057	7,007	1.79	398,851	5,944	1.49	366,249	4,390	1.20
Euros	186,261	461	0.25	195,310	766	0.39	187,721	1,024	0.55
Foreign currency	205,796	6,546	3.18	203,541	5,178	2.54	178,528	3,366	1.89
Debt securities issued	84,221	1,631	1.94	89,876	1,738	1.93	89,672	1,875	2.09
Other liabilities	82,699	687	0.83	89,328	1,101	1.23	96,049	936	0.97
Equity	54,874	-	-	55,616	-	-	54,300	-	-
Total	704,471	11,537	1.64	735,645	10,648	1.45	705,559	8,761	1.24

Interest Income And Expenses Change In The Balance
Interest Income and Expenses : Change in the Balance (Millions of euros)
	2017 / 2016			2016 / 2015
	Volume Effect (1)	Price Effect (2)	Total Effect	Volume Effect (1)	Price Effect (2)	Total Effect
Cash and balances with central banks and other demand deposits	3	71	74	-	7	8
Securities portfolio and derivatives	(632)	285	(347)	(203)	602	399
Loans and advances to Central Banks	(66)	94	29	39	51	89
Loans and advances to credit institutions	(13)	279	266	9	(61)	(52)
Loans and advances to customers	(199)	1,606	1,408	1,466	916	2,382
In Euros	(94)	(206)	(301)	109	(660)	(552)
In other currencies	115	1,593	1,708	1,949	985	2,934
Other assets	(24)	184	160	17	82	99
Interest income			1,588			2,925
Deposits from central banks and credit institutions	(208)	554	346	42	265	307
Customer deposits	(101)	1,164	1,063	391	1,162	1,553
Domestic	(35)	(269)	(305)	41	(300)	(258)
Foreign	57	1,311	1,368	472	1,340	1,812
Debt securities issued	(109)	3	(106)	4	(142)	(137)
Other liabilities	(82)	(332)	(414)	(66)	230	165
Interest expenses			889			1,888
Net Interest Income			699	-		1,037

(1) The volume effect is calculated as the result of the interest rate of the initial period multiplied by the difference between the average balances of both periods.

(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods.